September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Corporate High Yield Fund, Inc. (HYT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Arcano Euro CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.30%), 0.00%, 07/25/39(a)(b)	EUR	100	$ 118,468
Arini European CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 01/15/39(a)(b)		100	117,379
Aurium CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.15%), 5.28%, 10/15/38(a)(b)		100	118,770
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 04/15/38(a)(b)		100	117,124
Avoca CLO XVIII DAC, Series 18X, Class DR, (3-mo. EURIBOR + 3.05%), 5.08%, 01/15/38(a)(b)		110	129,875
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 5.23%, 07/15/32(a)(b)		100	118,023
Contego CLO V DAC, Series 5X, Class DR, (3-mo. EURIBOR + 3.10%), 5.13%, 10/15/37(a)(b)		100	118,187
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, (3-mo. EURIBOR + 3.15%), 5.16%, 12/15/34(a)(b)		100	117,863
Fidelity Grand Harbour CLO DAC, Series 2023-1X, Class DR, (3-mo. EURIBOR + 2.70%), 4.74%, 02/15/38(a)(b)		100	116,778
Greene King Finance PLC(b)
Series 06, Class B2, (1-day SONIA GBP 2.20%), 6.19%, 03/15/36(a)	GBP	100	124,980
Series B1, (1-day SONIA GBP 1.92%), 5.91%, 12/15/34		100	123,058
Hambridge Euro CLO 1 DAC, Series 1X, Class D, 10/20/38(a)(b)(c)	EUR	100	117,405
Henley CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.60%), 4.96%, 04/25/39(a)(b)		100	118,142
Rockfield Park CLO DAC, Series 1X, Class C, (3-mo. EURIBOR + 3.00%), 5.04%, 07/16/34(a)(b)		100	118,019
Rockford Tower Europe CLO DAC, Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.21%, 10/25/37(a)(b)		100	118,088
Signal Harmonic CLO I DAC, Series 1X, Class DR, (3- mo. EURIBOR + 3.50%), 5.42%, 07/15/38(a)(b)		100	118,755
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 5.27%, 04/20/37(a)(b)		110	130,523
Sona Fios CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.30%), 5.33%, 08/25/38(a)(b)		100	118,741
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(a)	GBP	106	149,209
Total Asset-Backed Securities — 0.1% (Cost: $2,137,106)			2,309,387

	Shares
Common Stocks
Electrical Equipment — 0.0%
SunPower Corp.(d)(e)	1,025	—
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.(e)	2,390	1,510
Health Care Providers & Services — 0.0%
Quorum Restructuring Equity(e)	19,441	14,581
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc.	11,153	1,081,953
Metals & Mining — 0.2%
Constellium SE, Class A(e)	159,448	2,372,586
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.5%
Energy Transfer LP	223,894	$ 3,842,021
Enterprise Products Partners LP	93,254	2,916,053
MPLX LP	28,832	1,440,158
Plains All American Pipeline LP	11,612	198,101
Western Midstream Partners LP	6,903	271,219
		8,667,552
Real Estate Management & Development — 0.0%
ADLER Group SA(d)(e)	83,768	1
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.(e)	1	3
Specialized REITs — 0.2%
VICI Properties, Inc.	116,779	3,808,163
Total Common Stocks — 1.0% (Cost: $15,342,688)		15,946,349

		Par (000)
Corporate Bonds
Advertising Agencies — 2.4%
Clear Channel Outdoor Holdings, Inc.(f)
7.75%, 04/15/28	USD	1,262	1,259,705
7.50%, 06/01/29		8,007	7,776,506
7.88%, 04/01/30		6,875	7,218,929
7.13%, 02/15/31		4,799	4,960,496
7.50%, 03/15/33		5,577	5,831,138
CMG Media Corp., 8.88%, 06/18/29(f)		887	814,638
Lamar Media Corp., 5.38%, 11/01/33(f)		1,138	1,129,629
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(f)		3,365	3,303,387
Outfront Media Capital LLC/Outfront Media Capital Corp.(f)
5.00%, 08/15/27		500	497,487
4.25%, 01/15/29		1,152	1,106,486
4.63%, 03/15/30		1,550	1,489,691
7.38%, 02/15/31		1,309	1,380,920
Stagwell Global LLC, 5.63%, 08/15/29(f)		553	537,195
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)	EUR	100	114,671
			37,420,878
Aerospace & Defense — 3.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(f)	USD	469	482,800
ATI, Inc.
5.88%, 12/01/27		886	887,694
7.25%, 08/15/30		2,612	2,741,777
5.13%, 10/01/31		1,063	1,046,124
Bombardier, Inc.(f)
7.88%, 04/15/27		67	67,293
6.00%, 02/15/28		2,891	2,898,308
8.75%, 11/15/30		1,926	2,076,983
7.25%, 07/01/31		376	398,572
7.00%, 06/01/32		1,497	1,564,639
6.75%, 06/15/33		1,847	1,927,452
Czechoslovak Group A/S, 5.25%, 01/10/31(a)	EUR	125	152,627
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(f)	USD	6,646	6,762,970
Goat Holdco LLC, 6.75%, 02/01/32(f)		1,177	1,206,425
Spirit AeroSystems, Inc.(f)
9.38%, 11/30/29		2,617	2,756,274
9.75%, 11/15/30		2,077	2,284,272
TransDigm, Inc.(f)
6.63%, 03/01/32		9,978	10,272,800

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.(f) (continued)
6.00%, 01/15/33	USD	179	$ 180,984
6.38%, 05/31/33		7,863	7,951,403
6.25%, 01/31/34		1,066	1,096,295
6.75%, 01/31/34		7,521	7,776,406
			54,532,098
Air Freight & Logistics(f) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		1,223	1,270,776
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		423	445,433
			1,716,209
Automobile Components — 1.7%
American Axle & Manufacturing, Inc.(c)(f)
10/15/32		820	818,615
10/15/33		857	863,681
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(f)		7,384	7,547,088
6.75%, 02/15/30(f)		1,960	2,024,700
4.75%, 06/15/31(f)	EUR	1,555	1,860,048
4.75%, 06/15/31(a)		110	131,579
6.75%, 09/15/32(f)	USD	3,610	3,689,998
Dana, Inc.
4.25%, 09/01/30		481	476,355
4.50%, 02/15/32		733	721,756
Forvia SE, 5.50%, 06/15/31(a)	EUR	115	138,817
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(f)	USD	766	803,536
Gestamp Automocion SA, 10/15/30(a)(c)	EUR	100	117,869
Goodyear Tire & Rubber Co.
6.63%, 07/15/30	USD	897	910,149
5.25%, 04/30/31		75	70,875
5.63%, 04/30/33		311	289,360
IHO Verwaltungs GmbH(a)(g)
(7.00% PIK), 7.00%, 11/15/31	EUR	100	127,085
(8.75% Cash or 9.50% PIK), 8.75%, 05/15/28		116	142,639
Mahle GmbH, 6.50%, 05/02/31(a)		206	250,357
Qnity Electronics, Inc.(f)
5.75%, 08/15/32	USD	1,533	1,544,692
6.25%, 08/15/33		1,190	1,215,211
Schaeffler AG(a)
4.25%, 04/01/28	EUR	100	119,329
5.38%, 04/01/31		100	122,936
Tenneco, Inc., 8.00%, 11/17/28(f)	USD	2,029	2,032,704
ZF Europe Finance BV, 7.00%, 06/12/30(a)	EUR	100	121,870
ZF Finance GmbH(a)
2.00%, 05/06/27		200	228,349
2.75%, 05/25/27		100	114,970
			26,484,568
Automobiles — 1.9%
Asbury Automotive Group, Inc., 5.00%, 02/15/32(f)	USD	306	293,831
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(f)		767	750,936
10.38%, 03/31/29(a)	GBP	104	136,001
Carvana Co.(f)(g)
(9.00% PIK), 9.00%, 06/01/30	USD	3,641	3,809,487
(9.00% PIK), 9.00%, 06/01/31		7,575	8,576,318
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(f)		1,059	1,125,927
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 08/15/29(f)		639	674,145
Group 1 Automotive, Inc., 6.38%, 01/15/30(f)		775	792,851
Ken Garff Automotive LLC, 4.88%, 09/15/28(f)		381	373,036
Security		Par (000)	Value
Automobiles (continued)
LCM Investments Holdings II LLC(f)
4.88%, 05/01/29	USD	805	$ 788,701
8.25%, 08/01/31		1,298	1,372,770
Lithia Motors, Inc., 5.50%, 10/01/30(f)		948	946,815
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(f)		2,430	2,430,830
Nissan Motor Co. Ltd.
5.25%, 07/17/29(a)	EUR	109	130,419
7.75%, 07/17/32(f)	USD	1,126	1,191,604
6.38%, 07/17/33(f)	EUR	795	960,954
6.38%, 07/17/33(a)		100	120,875
8.13%, 07/17/35(f)	USD	3,545	3,805,540
RCI Banque SA(a)(b)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37	EUR	100	119,454
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	123,496
Renault SA, 3.88%, 09/30/30(a)		100	117,227
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(f)	USD	1,269	1,181,306
Wabash National Corp., 4.50%, 10/15/28(f)		681	631,843
			30,454,366
Banks — 0.5%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(b)	EUR	100	120,900
Banca Monte dei Paschi di Siena SpA, (5-year EURIBOR ICE Swap + 2.15%), 4.38%, 10/02/35(a)(b)		200	239,459
Banco Bilbao Vizcaya Argentaria SA, (5-year EUR Swap + 4.27%), 6.88%(a)(b)(h)		200	253,496
Banco Espirito Santo SA(e)(i)
4.75%, 01/15/22		1,900	490,753
4.00%, 01/21/22		1,100	284,120
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(a)(b)(h)		200	245,636
Eurobank Ergasias Services and Holdings SA, (5-year EURIBOR ICE Swap + 2.00%), 4.25%, 04/30/35(a)(b)		100	118,185
First-Citizens Bank & Trust Co., 6.00%, 04/01/36	USD	3,261	3,343,657
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(b)	EUR	175	221,028
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84(b)	USD	2,046	2,153,395
Walker & Dunlop, Inc., 6.63%, 04/01/33(f)		1,235	1,262,969
			8,733,598
Building Materials — 3.4%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(f)		1,222	1,271,844
Builders FirstSource, Inc.(f)
6.38%, 03/01/34		819	843,657
6.75%, 05/15/35		2,262	2,361,828
CP Atlas Buyer, Inc., 9.75%, 07/15/30(f)		373	390,643
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(f)	EUR	840	1,030,320
6.38%, 12/15/30(a)		200	245,314
6.63%, 12/15/30(f)	USD	14,187	14,583,512
6.75%, 07/15/31(f)		1,027	1,066,698
HT Troplast GmbH, 9.38%, 07/15/28(a)	EUR	124	152,041
Jeld-Wen, Inc.(f)
4.88%, 12/15/27	USD	2,293	2,237,640
7.00%, 09/01/32		1,044	881,635
JH North America Holdings, Inc.(f)
5.88%, 01/31/31		1,303	1,322,955
6.13%, 07/31/32		1,257	1,287,512
New Enterprise Stone & Lime Co., Inc.(f)
5.25%, 07/15/28		435	430,986
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
New Enterprise Stone & Lime Co., Inc.(f) (continued)
9.75%, 07/15/28	USD	1,074	$ 1,076,384
Quikrete Holdings, Inc.(f)
6.38%, 03/01/32		6,577	6,812,746
6.75%, 03/01/33		1,920	1,996,212
Smyrna Ready Mix Concrete LLC(f)
6.00%, 11/01/28		1,644	1,644,523
8.88%, 11/15/31		1,138	1,201,663
Standard Building Solutions, Inc.(f)
6.50%, 08/15/32		3,006	3,084,219
6.25%, 08/01/33		3,437	3,483,005
Standard Industries, Inc.
2.25%, 11/21/26(a)	EUR	375	436,612
3.38%, 01/15/31(f)	USD	4,044	3,662,117
Wilsonart LLC, 11.00%, 08/15/32(f)		1,810	1,761,942
			53,266,008
Building Products(f) — 1.0%
Foundation Building Materials, Inc., 6.00%, 03/01/29		89	90,211
Park River Holdings, Inc., 03/15/31(c)		898	909,382
QXO Building Products, Inc., 6.75%, 04/30/32		5,352	5,541,440
White Cap Buyer LLC, 6.88%, 10/15/28		8,805	8,778,845
			15,319,878
Capital Markets — 1.6%
Apollo Debt Solutions BDC
5.88%, 08/30/30(f)		894	909,687
6.70%, 07/29/31		745	789,559
6.55%, 03/15/32(f)		207	217,223
ARES Strategic Income Fund(f)
5.80%, 09/09/30		1,005	1,021,294
5.15%, 01/15/31		973	961,413
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		315	316,611
Blackstone Private Credit Fund, 6.00%, 11/22/34		2,937	3,007,626
Blue Owl Capital Corp., 6.20%, 07/15/30		2,275	2,339,386
Blue Owl Capital Corp. II, 8.45%, 11/15/26		545	564,598
Blue Owl Technology Finance Corp., 6.75%, 04/04/29		300	309,514
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(f)		1,149	1,061,255
Focus Financial Partners LLC, 6.75%, 09/15/31(f)		1,667	1,707,205
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34		962	979,054
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(f)		286	297,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		4,260	4,187,351
9.75%, 01/15/29		876	884,103
4.38%, 02/01/29		1,179	1,017,724
10.00%, 11/15/29(f)		1,518	1,524,706
Jane Street Group/JSG Finance, Inc.(f)
6.13%, 11/01/32		416	421,641
6.75%, 05/01/33		716	743,662
Lehman Brothers Holdings, Inc.(e)(i)
5.38%, 10/17/18	EUR	350	1,233
4.75%, 01/16/19		1,890	6,657
Osaic Holdings, Inc.(f)
6.75%, 08/01/32	USD	697	719,887
8.00%, 08/01/33		1,169	1,211,548
			25,200,687
Chemicals — 3.3%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(f)(g)		1,638	1,450,073
Avient Corp., 6.25%, 11/01/31(f)		927	941,390
Security		Par (000)	Value
Chemicals (continued)
Celanese U.S. Holdings LLC, 6.75%, 04/15/33	USD	990	$ 985,823
Chemours Co.
5.38%, 05/15/27		1,878	1,876,448
5.75%, 11/15/28(f)		2,642	2,576,940
8.00%, 01/15/33(f)		861	856,406
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(a)	EUR	100	118,293
Herens Holdco SARL, 4.75%, 05/15/28(f)	USD	2,679	2,347,043
Ingevity Corp., 3.88%, 11/01/28(f)		494	474,649
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(f)		2,891	2,847,964
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)	EUR	100	119,447
Kronos International, Inc.(a)
9.50%, 03/15/29		170	210,331
Series SEP, 9.50%, 03/15/29		100	123,724
Lune Holdings SARL, 5.63%, 11/15/28(a)		125	45,331
Mativ Holdings, Inc., 8.00%, 10/01/29(f)	USD	823	814,819
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(f)		775	788,538
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(a)	EUR	179	220,415
9.75%, 11/15/28(f)	USD	4,174	4,380,613
5.38%, 10/01/29(a)	EUR	100	111,349
6.25%, 10/01/29(f)	USD	1,600	1,553,593
7.25%, 06/15/31(f)		3,949	4,003,398
02/15/33(a)(c)	EUR	100	117,685
02/15/33(c)(f)	USD	5,167	5,172,382
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(f)		3,950	3,866,092
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(f)		2,248	2,255,427
WR Grace Holdings LLC(f)
4.88%, 06/15/27		162	160,995
5.63%, 08/15/29		8,156	7,580,984
7.38%, 03/01/31		3,532	3,601,965
6.63%, 08/15/32		3,208	3,172,006
			52,774,123
Commercial Services & Supplies — 5.7%
ADT Security Corp.(f)
4.88%, 07/15/32		617	597,531
10/15/33(c)		2,463	2,463,000
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.38%, 05/21/30(a)	EUR	100	121,792
7.00%, 05/21/30(f)	USD	2,596	2,685,043
Allied Universal Holdco LLC, 7.88%, 02/15/31(f)		10,484	10,992,429
Allied Universal Holdco LLC/Allied Universal Finance Corp.(f)
6.00%, 06/01/29		6,537	6,426,223
6.88%, 06/15/30		4,000	4,111,320
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(f)		5,240	5,136,588
4.88%, 06/01/28(a)	GBP	300	394,436
BCP V Modular Services Finance II PLC(a)
4.75%, 11/30/28	EUR	200	224,787
6.13%, 11/30/28	GBP	100	125,558
6.50%, 07/10/31	EUR	100	109,762
Boels Topholding BV(a)
6.25%, 02/15/29		107	129,729
5.75%, 05/15/30		100	121,765
Brink’s Co., 6.75%, 06/15/32(f)	USD	1,208	1,256,495
Deluxe Corp., 8.13%, 09/15/29(f)		639	667,254
EC Finance PLC, 3.25%, 10/15/26(a)	EUR	109	125,403
EquipmentShare.com, Inc., 8.00%, 03/15/33(f)	USD	677	723,538
FTAI Aviation Investors LLC(f)
5.50%, 05/01/28		4,130	4,130,657
7.88%, 12/01/30		3,628	3,855,283

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
FTAI Aviation Investors LLC(f) (continued)
7.00%, 05/01/31	USD	5,157	$ 5,394,521
7.00%, 06/15/32		2,920	3,055,844
5.88%, 04/15/33		2,249	2,263,106
Garda World Security Corp.(f)
4.63%, 02/15/27		1,132	1,123,411
7.75%, 02/15/28		2,366	2,425,396
6.00%, 06/01/29		302	299,410
8.25%, 08/01/32		2,749	2,849,594
8.38%, 11/15/32		6,398	6,641,295
Herc Holdings, Inc.(f)
7.00%, 06/15/30		2,120	2,202,099
7.25%, 06/15/33		1,076	1,123,239
Hertz Corp., 12.63%, 07/15/29(f)		760	805,712
ION Platform Finance SARL, 09/30/30(c)	EUR	100	117,405
Kapla Holding SAS(a)
5.00%, 04/30/31		100	118,633
(3-mo. EURIBOR + 3.50%), 5.51%, 07/31/30(b)		100	117,866
Loxam SAS(a)
6.38%, 05/15/28		115	139,385
6.38%, 05/31/29		91	110,538
4.25%, 02/15/31		100	117,452
Pachelbel Bidco SpA(a)
7.13%, 05/17/31		100	126,495
(3-mo. EURIBOR + 4.25%), 6.27%, 05/17/31(b)		100	118,281
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(f)	USD	3,405	3,402,018
RR Donnelley & Sons Co., 9.50%, 08/01/29(f)		3,259	3,340,035
Sotheby’s, 7.38%, 10/15/27(f)		5,001	4,986,907
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(f)		978	891,135
Verisure Holding AB(a)
3.88%, 07/15/26	EUR	140	164,269
9.25%, 10/15/27		80	96,338
7.13%, 02/01/28		100	121,358
Veritiv Operating Co., 10.50%, 11/30/30(f)	USD	819	878,974
Wand NewCo 3, Inc., 7.63%, 01/30/32(f)		2,092	2,204,173
			89,633,482
Communications Equipment(f) — 0.3%
CommScope LLC, 4.75%, 09/01/29		4,757	4,726,460
Viavi Solutions, Inc., 3.75%, 10/01/29		528	497,814
			5,224,274
Construction & Engineering — 0.6%
AECOM, 6.00%, 08/01/33(f)		3,852	3,938,246
Arcosa, Inc., 6.88%, 08/15/32(f)		144	150,407
Brand Industrial Services, Inc., 10.38%, 08/01/30(f)		4,619	4,604,279
Heathrow Finance PLC, 6.63%, 03/01/31(a)	GBP	100	135,133
			8,828,065
Consumer Discretionary — 0.9%
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR	165	203,609
APCOA Group GmbH, 6.00%, 04/15/31(a)		150	178,322
APi Group DE, Inc., 4.75%, 10/15/29(f)	USD	1,283	1,257,738
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.52%, 05/01/30(a)(b)	EUR	100	118,132
Clarivate Science Holdings Corp., 4.88%, 07/01/29(f)	USD	4,464	4,218,608
Currenta Group Holdings SARL, (3-mo. EURIBOR + 4.00%), 6.04%, 05/15/32(a)(b)	EUR	100	118,337
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(f)	USD	2,198	2,258,814
Security		Par (000)	Value
Consumer Discretionary (continued)
Williams Scotsman, Inc.(f)
6.63%, 06/15/29	USD	200	$ 204,571
6.63%, 04/15/30		1,691	1,740,487
7.38%, 10/01/31		3,156	3,295,943
			13,594,561
Consumer Finance — 2.5%
Block, Inc.(f)
5.63%, 08/15/30		1,889	1,913,893
6.00%, 08/15/33		2,905	2,974,836
Boost Newco Borrower LLC, 7.50%, 01/15/31(f)		5,245	5,564,389
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(b)(f)		224	230,012
ION Platform Finance U.S., Inc., 09/30/32(c)(f)		5,395	5,362,123
Navient Corp.
9.38%, 07/25/30		626	691,898
7.88%, 06/15/32		1,274	1,340,577
OneMain Finance Corp.
6.63%, 05/15/29		1,432	1,471,911
5.38%, 11/15/29		1,200	1,186,395
7.88%, 03/15/30		1,538	1,627,442
6.13%, 05/15/30		1,803	1,825,871
4.00%, 09/15/30		451	419,230
7.50%, 05/15/31		575	601,083
7.13%, 11/15/31		527	546,490
6.75%, 03/15/32		1,693	1,724,356
7.13%, 09/15/32		1,239	1,279,934
6.50%, 03/15/33		2,346	2,349,707
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32(f)		4,762	4,923,389
5.50%, 05/15/33(f)	EUR	1,445	1,766,490
5.50%, 05/15/33(a)		100	122,248
WEX, Inc., 6.50%, 03/15/33(f)	USD	2,219	2,266,227
Worldline SA(a)
0.00%, 07/30/26(j)(k)	EUR	10	11,083
0.88%, 06/30/27		100	98,887
			40,298,471
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/33(f)	USD	983	1,005,314
B&M European Value Retail SA, 6.50%, 11/27/31(a)	GBP	100	136,252
Bellis Acquisition Co. PLC(a)
8.13%, 05/14/30		128	164,742
8.00%, 07/01/31	EUR	200	238,303
Boots Group Finco LP
5.38%, 08/31/32(f)		1,980	2,391,464
5.38%, 08/31/32(a)		100	120,781
7.38%, 08/31/32(f)	GBP	865	1,185,119
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(f)	USD	850	894,330
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.64%, 07/01/29(a)(b)	EUR	200	237,424
Market Bidco Finco PLC, 6.75%, 01/31/31(a)		105	121,732
Ocado Group PLC, 11.00%, 06/15/30(a)	GBP	100	135,122
Performance Food Group, Inc., 4.25%, 08/01/29(f)	USD	45	43,712
United Natural Foods, Inc., 6.75%, 10/15/28(f)		1,122	1,121,911
			7,796,206
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging — 4.1%
Ahlstrom Holding 3 OY, 3.63%, 02/04/28(a)	EUR	109	$ 126,848
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27(f)	USD	2,341	2,340,435
3.25%, 09/01/28(f)		1,508	1,432,627
3.00%, 09/01/29(a)	EUR	464	502,219
4.00%, 09/01/29(f)	USD	6,715	6,214,844
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(a)	EUR	1,470	1,679,138
4.13%, 08/15/26(d)(f)		3,678	3,530,880
Ball Corp.
4.25%, 07/01/32	EUR	875	1,050,734
5.50%, 09/15/33	USD	1,083	1,094,641
Clydesdale Acquisition Holdings, Inc.(f)
6.63%, 04/15/29		2,900	2,933,034
6.88%, 01/15/30		2,288	2,347,052
8.75%, 04/15/30		2,153	2,211,654
6.75%, 04/15/32		4,610	4,729,215
Crown Americas LLC, 5.88%, 06/01/33(f)		2,925	2,954,575
Fedrigoni SpA, 6.13%, 06/15/31(a)	EUR	100	116,702
Graphic Packaging International LLC, 2.63%, 02/01/29(a)		456	518,326
Kleopatra Finco SARL, 4.25%, 03/01/26(a)		100	66,089
LABL, Inc.(f)
5.88%, 11/01/28	USD	376	291,327
9.50%, 11/01/28		2,653	2,253,824
8.63%, 10/01/31		1,593	1,170,272
Magnera Corp., 7.25%, 11/15/31(f)		688	647,394
Mauser Packaging Solutions Holding Co.(f)
7.88%, 04/15/27		17,673	17,846,248
9.25%, 04/15/27		1,237	1,239,830
OI European Group BV
6.25%, 05/15/28(f)	EUR	394	477,418
6.25%, 05/15/28(a)		100	121,172
5.25%, 06/01/29(a)		100	120,847
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(f)	USD	211	210,610
Sappi Papier Holding GmbH, 4.50%, 03/15/32(a)	EUR	115	133,187
Sealed Air Corp.(f)
4.00%, 12/01/27	USD	404	396,482
6.50%, 07/15/32		648	671,139
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(f)		87	91,291
Silgan Holdings, Inc., 4.25%, 02/15/31(f)	EUR	1,670	1,968,574
Trivium Packaging Finance BV
6.63%, 07/15/30(a)		500	617,089
6.63%, 07/15/30(f)		445	549,209
8.25%, 07/15/30(f)	USD	995	1,061,410
12.25%, 01/15/31(f)		553	598,535
			64,314,871
Distributors(f) — 0.2%
Gates Corp./DE, 6.88%, 07/01/29		1,519	1,576,190
Resideo Funding, Inc.
4.00%, 09/01/29		290	277,011
6.50%, 07/15/32		1,918	1,965,768
			3,818,969
Diversified Consumer Services — 0.0%
La Financiere Atalian SAS, (3.50% Cash and 5.00% PIK), 8.50%, 06/30/28(g)	EUR	155	63,710
Security		Par (000)	Value
Diversified REITs — 1.3%
Digital Realty Trust LP, 1.88%, 11/15/29(f)(j)	USD	422	$ 443,100
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(f)		590	572,656
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(f)		776	747,708
Iron Mountain, Inc.
5.25%, 07/15/30(f)		122	120,654
5.63%, 07/15/32(f)		3,252	3,234,641
6.25%, 01/15/33(f)		1,312	1,338,260
4.75%, 01/15/34(f)	EUR	1,165	1,370,786
4.75%, 01/15/34(a)		100	117,664
Millrose Properties, Inc.(f)
6.38%, 08/01/30	USD	2,994	3,044,868
6.25%, 09/15/32		1,518	1,521,967
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(f)		7,828	8,244,450
			20,756,754
Diversified Telecommunication Services — 6.5%
Altice Financing SA(f)
5.00%, 01/15/28		3,474	2,701,035
5.75%, 08/15/29		600	451,500
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(f)		800	841,124
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(g)		11,397	11,750,048
10.75%, 11/30/29		4,613	5,075,616
eircom Finance DAC, 5.00%, 04/30/31(a)	EUR	160	192,408
Eutelsat SA(a)
1.50%, 10/13/28		100	110,064
9.75%, 04/13/29		100	126,753
Fibercop SpA
4.75%, 06/30/30(a)		102	121,638
5.13%, 06/30/32(a)		100	119,332
6.00%, 09/30/34(f)	USD	2,917	2,780,373
7.20%, 07/18/36(f)		1,468	1,478,831
Series 2033, 6.38%, 11/15/33(f)		803	796,960
Frontier Communications Holdings LLC
5.88%, 10/15/27(f)		251	250,848
5.00%, 05/01/28(f)		345	344,224
6.75%, 05/01/29(f)		611	617,095
5.88%, 11/01/29		910	919,114
6.00%, 01/15/30(f)		1,055	1,067,410
8.75%, 05/15/30(f)		12,902	13,478,010
8.63%, 03/15/31(f)		1,334	1,406,384
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR	100	118,836
Level 3 Financing, Inc.(f)
3.63%, 01/15/29	USD	343	296,850
4.88%, 06/15/29		4,905	4,611,190
4.50%, 04/01/30		2,636	2,408,906
3.88%, 10/15/30		715	624,262
4.00%, 04/15/31		304	261,447
6.88%, 06/30/33		10,765	10,971,982
7.00%, 03/31/34		10,182	10,358,241
Lorca Telecom Bondco SA(a)
4.00%, 09/18/27	EUR	174	204,268
5.75%, 04/30/29		196	239,483
Lumen Technologies, Inc.(f)
4.13%, 04/15/30	USD	841	824,131
10.00%, 10/15/32		1,155	1,167,984
Maya SAS/Paris France
7.00%, 10/15/28(f)		828	841,273
5.38%, 04/15/30(a)	EUR	169	202,652

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Maya SAS/Paris France (continued)
6.88%, 04/15/31(a)	EUR	101	$ 125,958
8.50%, 04/15/31(f)	USD	2,625	2,815,294
7.00%, 04/15/32(f)		2,781	2,836,075
Sable International Finance Ltd., 7.13%, 10/15/32(f)		2,418	2,449,494
SES SA, 4.88%, 06/24/33(a)	EUR	100	122,238
SoftBank Group Corp.(a)
5.38%, 01/08/29		148	179,998
5.25%, 10/10/29		100	121,057
5.88%, 07/10/31		100	123,682
3.88%, 07/06/32		190	212,327
TalkTalk Telecom Group Ltd., (8.25% PIK), 8.25%, 09/01/27(a)(g)	GBP	55	54,337
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	2,045	2,265,435
Windstream Services LLC, 10/15/33(c)(f)		1,911	1,910,484
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(f)		6,717	6,957,982
Zayo Group Holdings, Inc.(c)(f)
03/09/30		3,678	3,521,546
09/09/30		1,400	1,326,110
			102,782,289
Electric Utilities — 1.2%
Alpha Generation LLC, 6.75%, 10/15/32(f)		1,671	1,724,957
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(a)	EUR	106	129,515
6.38%, 02/15/32(f)	USD	988	1,012,632
ContourGlobal Power Holdings SA
5.00%, 02/28/30(a)	EUR	100	120,180
6.75%, 02/28/30(f)	USD	2,613	2,714,228
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(b)(h)		2,353	2,284,457
EDP SA, (5-year EUR Swap + 2.38%), 1.88%, 08/02/81(a)(b)	EUR	200	232,617
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54(b)	USD	757	813,571
Pike Corp., 8.63%, 01/31/31(f)		461	494,536
Public Power Corp. SA, 4.63%, 10/31/31(a)	EUR	100	120,915
Vistra Operations Co. LLC(f)
7.75%, 10/15/31	USD	1,707	1,806,334
6.88%, 04/15/32		1,756	1,836,560
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(f)		5,300	5,554,400
			18,844,902
Electronic Equipment, Instruments & Components(f) — 0.3%
Sensata Technologies, Inc., 6.63%, 07/15/32		1,981	2,049,895
WESCO Distribution, Inc.
6.63%, 03/15/32		800	831,376
6.38%, 03/15/33		1,031	1,068,764
Zebra Technologies Corp., 6.50%, 06/01/32		591	607,002
			4,557,037
Energy Equipment & Services — 1.6%
Archrock Partners LP/Archrock Partners Finance Corp.(f)
6.88%, 04/01/27		1,223	1,223,056
6.25%, 04/01/28		560	560,775
6.63%, 09/01/32		2,256	2,314,164
Enerflex Ltd., 9.00%, 10/15/27(f)		475	483,634
Kodiak Gas Services LLC(f)
7.25%, 02/15/29		2,606	2,704,155
6.50%, 10/01/33		1,706	1,737,008
6.75%, 10/01/35		1,321	1,356,345
Oceaneering International, Inc., 6.00%, 02/01/28		369	373,564
Security		Par (000)	Value
Energy Equipment & Services (continued)
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR	200	$ 245,418
Star Holding LLC, 8.75%, 08/01/31(f)	USD	1,289	1,278,951
Tidewater, Inc., 9.13%, 07/15/30(f)		1,127	1,208,651
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		1,112	1,111,750
7.13%, 03/15/29(f)		1,817	1,873,916
6.25%, 10/01/33(f)		3,055	3,066,686
Weatherford International Ltd.(f)
8.63%, 04/30/30		2,603	2,660,919
10/15/33(c)		2,729	2,730,898
			24,929,890
Entertainment — 0.3%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(a)	EUR	90	110,816
Flutter Treasury DAC
4.00%, 06/04/31(a)		101	118,828
5.88%, 06/04/31(f)	USD	2,307	2,341,651
Lottomatica Group SpA(a)
4.88%, 01/31/31	EUR	100	120,973
(3-mo. EURIBOR + 3.25%), 5.30%, 06/01/31(b)		100	118,104
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(f)	USD	1,917	1,782,260
			4,592,632
Environmental, Maintenance & Security Service — 0.9%
GFL Environmental, Inc., 6.75%, 01/15/31(f)		173	181,031
Luna 1.5 SARL(g)
(10.50% PIK), 10.50%, 07/01/32(f)	EUR	585	711,734
(10.50% PIK), 10.50%, 07/01/32(a)		100	121,664
Madison IAQ LLC, 5.88%, 06/30/29(f)	USD	3,815	3,768,839
Reworld Holding Corp., 4.88%, 12/01/29(f)		2,689	2,528,917
Waste Pro USA, Inc., 7.00%, 02/01/33(f)		5,773	5,979,656
Wrangler Holdco Corp., 6.63%, 04/01/32(f)		752	784,110
			14,075,951
Financial Services — 3.1%
Azorra Finance Ltd.(f)
7.75%, 04/15/30		2,259	2,369,126
7.25%, 01/15/31		621	646,642
Bracken MidCo1 PLC, (6.75% PIK), 6.75%, 11/01/27(a)(g)	GBP	100	133,963
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(f)	USD	1,340	1,344,931
Deutsche Bank AG, (5-year EURIBOR ICE Swap + 5.26%), 8.13%(a)(b)(h)	EUR	200	256,434
Encore Issuances SA, Series 155, (3-mo. EURIBOR + 10.00%), 12.05%, 11/06/25(b)		12	13,552
Freedom Mortgage Holdings LLC(f)
9.25%, 02/01/29	USD	862	906,975
9.13%, 05/15/31		1,491	1,585,756
8.38%, 04/01/32		1,008	1,056,535
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(a)	EUR	85	101,616
GGAM Finance Ltd.(f)
8.00%, 06/15/28	USD	442	467,837
6.88%, 04/15/29		1,248	1,294,190
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(f)		1,913	1,972,533
Jefferies Finance LLC/JFIN Co-Issuer Corp.(f)
5.00%, 08/15/28		1,479	1,428,987
6.63%, 10/15/31		409	411,723
Lehman Brothers Holdings, Inc.(e)(i)
1.00%, 02/05/19	EUR	3,950	13,912
1.00%, 09/22/19	USD	430	387
1.00%, 12/31/49		1,535	1,382
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Midcap Financial Issuer Trust(f)
6.50%, 05/01/28	USD	1,978	$ 1,964,453
5.63%, 01/15/30		1,600	1,508,656
Nationstar Mortgage Holdings, Inc.(f)
6.00%, 01/15/27		2	2,000
6.50%, 08/01/29		2,646	2,714,500
5.13%, 12/15/30		433	436,810
5.75%, 11/15/31		1,505	1,520,807
7.13%, 02/01/32		3,608	3,766,041
PennyMac Financial Services, Inc.(f)
7.88%, 12/15/29		981	1,041,132
7.13%, 11/15/30		777	809,061
6.88%, 05/15/32		1,584	1,641,336
6.75%, 02/15/34		902	920,118
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(f)		2,368	2,519,348
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(a)	EUR	154	178,137
Progroup AG, 5.38%, 04/15/31(a)		100	118,546
ProGroup AG, 5.13%, 04/15/29(a)		100	119,500
Rocket Cos., Inc.(f)
6.13%, 08/01/30	USD	6,513	6,684,422
6.38%, 08/01/33		5,438	5,612,636
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(f)
3.88%, 03/01/31		225	210,115
4.00%, 10/15/33		142	129,686
Stena International SA, 7.25%, 01/15/31(f)		200	203,904
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(g)	EUR	548	166,330
UWM Holdings LLC(f)
6.63%, 02/01/30	USD	1,954	1,987,771
6.25%, 03/15/31		967	962,395
			49,224,185
Food Products — 1.2%
B&G Foods, Inc., 8.00%, 09/15/28(f)		452	437,948
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(f)(g)		7,053	7,474,369
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(f)		5,914	6,166,806
Darling Global Finance BV
4.50%, 07/15/32(f)	EUR	990	1,173,500
4.50%, 07/15/32(a)		100	118,535
Fiesta Purchaser, Inc.(f)
7.88%, 03/01/31	USD	104	109,755
9.63%, 09/15/32		450	485,816
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR	100	118,439
Irca SpA/Gallarate, (3-mo. EURIBOR + 3.75%), 5.76%, 12/15/29(a)(b)		104	122,981
Post Holdings, Inc.(f)
4.50%, 09/15/31	USD	215	200,864
6.38%, 03/01/33		1,550	1,564,429
6.25%, 10/15/34		183	184,523
Premier Foods Finance PLC, 3.50%, 10/15/26(a)	GBP	100	133,242
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(f)	USD	393	376,757
Tereos Finance Groupe I SA, 7.25%, 04/15/28(a)	EUR	100	120,799
			18,788,763
Ground Transportation — 0.1%
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(f)	USD	1,136	1,175,840
Health Care Equipment & Supplies — 0.6%
Avantor Funding, Inc.(a)
2.63%, 11/01/25	EUR	203	237,864
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Avantor Funding, Inc.(a) (continued)
3.88%, 07/15/28	EUR	100	$ 117,182
Bausch & Lomb Corp., 8.38%, 10/01/28(f)	USD	6,265	6,529,304
Insulet Corp., 6.50%, 04/01/33(f)		1,316	1,368,156
Neogen Food Safety Corp., 8.63%, 07/20/30(f)		899	940,101
			9,192,607
Health Care Providers & Services — 4.0%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(f)		1,017	1,055,838
AHP Health Partners, Inc., 5.75%, 07/15/29(f)		2,104	2,070,643
CHS/Community Health Systems, Inc.(f)
6.00%, 01/15/29		2,513	2,439,218
5.25%, 05/15/30		4,839	4,377,573
4.75%, 02/15/31		2,683	2,320,120
10.88%, 01/15/32		2,499	2,646,683
9.75%, 01/15/34		4,752	4,868,424
Clariane SE, 7.88%, 06/27/30(a)	EUR	100	120,625
Concentra Health Services, Inc., 6.88%, 07/15/32(f)	USD	2,252	2,338,436
DaVita, Inc.(f)
6.88%, 09/01/32		681	703,498
6.75%, 07/15/33		918	946,640
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR	118	147,483
Fortrea Holdings, Inc., 7.50%, 07/01/30(f)	USD	500	473,470
HAH Group Holding Co. LLC, 9.75%, 10/01/31(f)		1,616	1,535,327
IQVIA, Inc.
1.75%, 03/15/26(a)	EUR	330	385,103
2.25%, 03/15/29(a)		100	113,426
6.25%, 06/01/32(f)	USD	4,888	5,025,553
LifePoint Health, Inc.(f)
9.88%, 08/15/30		231	250,159
11.00%, 10/15/30		2,861	3,153,271
8.38%, 02/15/32		3,458	3,685,219
10.00%, 06/01/32		1,578	1,656,835
Medline Borrower LP, 5.25%, 10/01/29(f)		7,075	7,013,824
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(f)		363	372,222
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32(a)	EUR	100	119,895
Molina Healthcare, Inc., 6.25%, 01/15/33(f)	USD	1,285	1,299,275
Prime Healthcare Services, Inc., 9.38%, 09/01/29(f)		390	405,600
Sotera Health Holdings LLC, 7.38%, 06/01/31(f)		996	1,045,818
Star Parent, Inc., 9.00%, 10/01/30(f)		4,127	4,363,036
Surgery Center Holdings, Inc., 7.25%, 04/15/32(f)		5,247	5,389,960
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(f)		2,284	2,338,776
			62,661,950
Health Care REITs — 0.5%
Diversified Healthcare Trust, 7.25%, 10/15/30(f)		729	740,904
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(f)	EUR	1,425	1,748,184
7.00%, 02/15/32(a)		152	186,473
8.50%, 02/15/32(f)	USD	4,784	5,083,297
			7,758,858
Hotel & Resort REITs — 1.4%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(f)		1,878	1,936,019
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(f)		606	615,035
RHP Hotel Properties LP/RHP Finance Corp.(f)
6.50%, 04/01/32		5,475	5,628,795
6.50%, 06/15/33		1,478	1,522,177
RLJ Lodging Trust LP, 4.00%, 09/15/29(f)		749	707,292
Service Properties Trust
0.00%, 09/30/27(f)(k)		1,434	1,264,114
8.63%, 11/15/31(f)		6,051	6,442,463

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotel & Resort REITs (continued)
Service Properties Trust (continued)
8.88%, 06/15/32	USD	3,191	$ 3,208,930
XHR LP, 6.63%, 05/15/30(f)		592	608,264
			21,933,089
Hotels, Restaurants & Leisure — 6.9%
Banijay Entertainment SAS, 7.00%, 05/01/29(a)	EUR	113	137,548
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(a)(b)		120	134,706
Boyne USA, Inc., 4.75%, 05/15/29(f)	USD	1,869	1,833,664
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 5.63%, 09/15/29(f)		630	637,576
Caesars Entertainment, Inc.(f)
4.63%, 10/15/29		456	436,043
7.00%, 02/15/30		6,340	6,521,371
6.50%, 02/15/32		3,143	3,205,822
Carnival Corp.(f)
5.88%, 06/15/31		1,206	1,235,840
5.75%, 08/01/32		1,146	1,166,259
6.13%, 02/15/33		3,766	3,860,286
Carnival PLC, 4.13%, 07/15/31(f)	EUR	2,155	2,561,233
Churchill Downs, Inc.(f)
5.75%, 04/01/30	USD	1,065	1,064,040
6.75%, 05/01/31		10,273	10,528,337
Cirsa Finance International SARL, 6.50%, 03/15/29(a)	EUR	100	122,268
Essendi SA(a)
5.50%, 11/15/31		108	130,568
(3-mo. EURIBOR + 3.75%), 5.79%, 05/15/32(b)		100	118,412
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(f)
4.63%, 01/15/29	USD	4,391	4,179,082
6.75%, 01/15/30		671	629,688
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(f)		1,987	1,964,818
Hilton Domestic Operating Co., Inc., 5.75%, 09/15/33(f)		798	808,653
Light & Wonder International, Inc.(f)
7.25%, 11/15/29		241	247,355
7.50%, 09/01/31		474	492,940
6.25%, 10/01/33		1,325	1,327,252
Lindblad Expeditions LLC, 7.00%, 09/15/30(f)		1,781	1,815,355
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(f)		1,446	1,184,959
Melco Resorts Finance Ltd.(f)
5.63%, 07/17/27		200	199,950
5.75%, 07/21/28		600	599,700
5.38%, 12/04/29		2,083	2,034,987
7.63%, 04/17/32		1,534	1,606,865
6.50%, 09/24/33		270	271,342
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(f)		2,000	1,723,404
MGM China Holdings Ltd., 7.13%, 06/26/31(f)		474	500,070
MGM Resorts International, 6.13%, 09/15/29		1,998	2,033,559
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(f)		578	561,874
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(f)		1,384	1,438,031
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR	100	105,762
NCL Corp. Ltd.(f)
5.88%, 01/15/31	USD	2,397	2,396,910
6.75%, 02/01/32		1,832	1,884,087
6.25%, 09/15/33		3,818	3,837,761
Pinewood Finco PLC(a)
3.63%, 11/15/27	GBP	100	130,441
6.00%, 03/27/30		181	244,830
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(f)
5.63%, 09/01/29	USD	1,188	$ 641,520
5.88%, 09/01/31		262	135,078
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(f)		903	915,041
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 10/15/30(c)(f)		807	814,196
Sabre GLBL, Inc.(f)
8.63%, 06/01/27		715	725,239
10.75%, 11/15/29		2,092	2,021,706
11.13%, 07/15/30		2,112	2,045,366
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(f)		1,076	1,020,414
Station Casinos LLC(f)
4.63%, 12/01/31		2,431	2,293,199
6.63%, 03/15/32		889	913,220
Stonegate Pub Co. Financing PLC, (3-mo. EURIBOR + 6.63%), 8.66%, 07/31/29(a)(b)	EUR	100	115,698
TUI AG, 5.88%, 03/15/29(a)		120	146,367
TUI Cruises GmbH, 5.00%, 05/15/30(a)		106	127,771
Vail Resorts, Inc., 5.63%, 07/15/30(f)	USD	1,122	1,129,012
Viking Cruises Ltd.(f)
5.88%, 09/15/27		1,436	1,436,551
7.00%, 02/15/29		269	270,359
9.13%, 07/15/31		3,246	3,483,997
10/15/33(c)		3,297	3,299,314
Voyager Parent LLC, 9.25%, 07/01/32(f)		1,652	1,746,974
Warnermedia Holdings, Inc., 5.05%, 03/15/42		10,375	8,282,570
Wynn Macau Ltd.(f)
5.50%, 10/01/27		200	199,900
5.63%, 08/26/28		5,107	5,096,837
4.50%, 03/07/29(j)		200	215,400
5.13%, 12/15/29		1,358	1,328,328
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(f)
5.13%, 10/01/29		1,719	1,721,651
7.13%, 02/15/31		2,105	2,265,708
6.25%, 03/15/33		252	255,901
			108,560,965
Household Durables — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.(f)
4.63%, 04/01/30		636	602,088
6.88%, 08/01/33		758	764,501
Beazer Homes USA, Inc., 5.88%, 10/15/27		306	305,809
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(f)		1,154	1,099,731
Century Communities, Inc., 6.63%, 09/15/33(f)		947	955,295
Dream Finders Homes, Inc., 8.25%, 08/15/28(f)		607	629,735
Empire Communities Corp., 9.75%, 05/01/29(f)		257	269,470
K Hovnanian Enterprises, Inc.(f)
8.00%, 04/01/31		1,637	1,678,634
8.38%, 10/01/33		1,785	1,830,075
LGI Homes, Inc.(f)
8.75%, 12/15/28		453	475,568
7.00%, 11/15/32		1,305	1,274,235
Meritage Homes Corp., 1.75%, 05/15/28(j)		2,135	2,185,092
New Home Co., Inc., 9.25%, 10/01/29(f)		1,145	1,202,289
Newell Brands, Inc., 8.50%, 06/01/28(f)		1,485	1,570,738
Scotts Miracle-Gro Co.
4.50%, 10/15/29		229	222,486
4.38%, 02/01/32		1,696	1,565,940
Somnigroup International, Inc., 3.88%, 10/15/31(f)		1,434	1,313,361
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
STL Holding Co. LLC, 8.75%, 02/15/29(f)	USD	618	$ 647,612
Whirlpool Corp.
6.13%, 06/15/30		481	484,767
6.50%, 06/15/33		1,006	1,003,929
			20,081,355
Independent Power and Renewable Electricity Producers(f) — 2.0%
Calpine Corp.
4.50%, 02/15/28		41	40,827
4.63%, 02/01/29		2,297	2,274,428
Clearway Energy Operating LLC, 3.75%, 01/15/32		53	47,575
Lightning Power LLC, 7.25%, 08/15/32		609	644,758
NRG Energy, Inc.
5.75%, 07/15/29		1,231	1,232,473
6.00%, 02/01/33		3,898	3,958,696
01/15/34(c)		3,288	3,284,644
6.25%, 11/01/34		3,303	3,385,875
01/15/36(c)		8,769	8,770,259
Vistra Corp., (5-year CMT + 6.93%), 8.00%(b)(h)		994	1,016,721
XPLR Infrastructure LP(j)
0.00%, 11/15/25(k)		3,512	3,485,660
2.50%, 06/15/26		3,214	3,133,650
			31,275,566
Industrial Conglomerates — 0.2%
Amsted Industries, Inc., 6.38%, 03/15/33(f)		1,134	1,163,915
Axon Enterprise, Inc., 6.25%, 03/15/33(f)		630	648,456
Enpro, Inc., 6.13%, 06/01/33(f)		876	895,310
Maxam Prill SARL, 6.00%, 07/15/30(a)	EUR	154	183,555
			2,891,236
Insurance — 7.7%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(f)	USD	652	671,354
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(f)
6.75%, 10/15/27		6,867	6,881,792
6.75%, 04/15/28		1,904	1,937,748
5.88%, 11/01/29		4,674	4,649,626
7.00%, 01/15/31		4,898	5,060,752
7.38%, 10/01/32		7,319	7,541,735
AmWINS Group, Inc., 4.88%, 06/30/29(f)		878	853,320
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(f)		1,855	1,898,863
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(f)		1,293	1,349,401
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)	EUR	1,289	1,564,230
7.75%, 02/15/31(f)	USD	7,009	7,334,141
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(f)		6,836	7,186,648
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(f)
7.25%, 02/15/31		8,235	8,478,517
8.13%, 02/15/32		4,075	4,227,804
HUB International Ltd.(f)
7.25%, 06/15/30		17,624	18,380,160
7.38%, 01/31/32		20,576	21,426,591
Jones Deslauriers Insurance Management, Inc.(f)
8.50%, 03/15/30		2,854	2,998,441
6.88%, 10/01/33		1,923	1,912,920
Nassau Cos., of New York, 7.88%, 07/15/30(f)		528	539,254
Security		Par (000)	Value
Insurance (continued)
Panther Escrow Issuer LLC, 7.13%, 06/01/31(f)	USD	13,111	$ 13,636,987
Unipol Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR	100	123,629
USI, Inc., 7.50%, 01/15/32(f)	USD	2,420	2,537,802
			121,191,715
Interactive Media & Services — 0.3%
iliad SA(a)
5.38%, 02/15/29	EUR	100	123,938
5.63%, 02/15/30		100	126,057
4.25%, 01/09/32		100	118,042
Snap, Inc.(f)
6.88%, 03/01/33	USD	3,239	3,310,578
6.88%, 03/15/34		1,651	1,671,029
United Group BV, 4.00%, 11/15/27(a)	EUR	32	37,102
			5,386,746
Internet Software & Services — 1.0%
Acuris Finance U.S., Inc./Acuris Finance SARL(f)
5.00%, 05/01/28	USD	2,232	2,169,227
9.00%, 08/01/29		776	810,920
ANGI Group LLC, 3.88%, 08/15/28(f)		869	816,730
Cablevision Lightpath LLC(f)
3.88%, 09/15/27		600	582,505
5.63%, 09/15/28		1,201	1,181,393
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(a)	EUR	122	152,634
Getty Images, Inc., 11.25%, 02/21/30(f)	USD	931	889,040
ION Trading Technologies SARL, 9.50%, 05/30/29(f)		757	799,524
Match Group Holdings II LLC(f)
4.63%, 06/01/28		2,149	2,111,025
4.13%, 08/01/30		872	823,597
3.63%, 10/01/31		723	655,272
6.13%, 09/15/33		1,891	1,907,612
Rakuten Group, Inc.(f)
11.25%, 02/15/27		1,108	1,200,900
9.75%, 04/15/29		2,200	2,473,823
			16,574,202
IT Services — 1.4%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR	162	193,208
Amentum Holdings, Inc., 7.25%, 08/01/32(f)	USD	1,301	1,350,914
Atos SE(a)(l)
5.20%, 12/18/30	EUR	237	262,497
1.04%, 12/18/32		152	91,908
9.36%, 12/18/29		197	266,777
CA Magnum Holdings, 5.38%, 10/31/26(f)	USD	3,306	3,289,883
CACI International, Inc., 6.38%, 06/15/33(f)		1,847	1,905,274
Cedacri SpA, (3-mo. EURIBOR + 5.50%), 7.54%, 05/15/28(a)(b)	EUR	100	118,610
Fair Isaac Corp., 6.00%, 05/15/33(f)	USD	6,342	6,420,915
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(f)		2,815	2,947,420
KBR, Inc., 4.75%, 09/30/28(f)		1,213	1,199,621
McAfee Corp., 7.38%, 02/15/30(f)		2,071	1,921,042
Oracle Corp.
5.95%, 09/26/55		575	573,231
6.10%, 09/26/65		865	863,407
Science Applications International Corp., 5.88%, 11/01/33(f)		1,280	1,280,397
			22,685,104

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Leisure Products(a) — 0.0%
Deuce Finco PLC, 5.50%, 06/15/27	GBP	100	$ 134,239
Dometic Group AB, 5.00%, 09/11/30	EUR	100	117,837
Pinnacle Bidco PLC
8.25%, 10/11/28		100	123,020
10.00%, 10/11/28	GBP	100	141,891
			516,987
Machinery — 1.3%
Chart Industries, Inc.(f)
7.50%, 01/01/30	USD	3,377	3,514,562
9.50%, 01/01/31		537	575,319
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(f)		646	550,715
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(f)		4,449	4,650,054
IMA Industria Macchine Automatiche SpA(a)
3.75%, 01/15/28	EUR	100	116,935
(3-mo. EURIBOR + 3.75%), 5.78%, 04/15/29(b)		200	236,984
Manitowoc Co., Inc., 9.25%, 10/01/31(f)	USD	668	700,874
Terex Corp.(f)
5.00%, 05/15/29		130	128,024
6.25%, 10/15/32		1,013	1,031,939
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR	992	1,165,965
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(f)	USD	8,479	8,449,021
			21,120,392
Media — 6.4%
Allwyn Entertainment Financing U.K. PLC, 4.13%, 02/15/31(a)	EUR	100	114,035
Cable One, Inc.(j)
0.00%, 03/15/26(k)	USD	475	462,652
1.13%, 03/15/28		2,038	1,739,433
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(f)		91	90,393
4.75%, 03/01/30(f)		553	530,641
4.25%, 02/01/31(f)		451	415,475
7.38%, 03/01/31(f)		21,539	22,223,618
4.75%, 02/01/32(f)		2,067	1,911,483
4.50%, 05/01/32		167	151,981
4.50%, 06/01/33(f)		363	322,729
4.25%, 01/15/34(f)		1,938	1,675,523
Cinemark USA, Inc., 7.00%, 08/01/32(f)		383	398,072
CSC Holdings LLC(f)
5.50%, 04/15/27		1,956	1,856,495
5.38%, 02/01/28		2,028	1,777,916
11.25%, 05/15/28		5,967	5,523,997
11.75%, 01/31/29		3,593	3,021,512
Directv Financing LLC, 8.88%, 02/01/30(f)		2,632	2,599,682
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(f)		2,201	2,198,530
DISH DBS Corp.(f)
5.25%, 12/01/26		3,781	3,715,189
5.75%, 12/01/28		5,745	5,507,387
DISH Network Corp., 11.75%, 11/15/27(f)		7,733	8,183,501
Gray Media, Inc.(f)
10.50%, 07/15/29		2,097	2,267,384
9.63%, 07/15/32		2,314	2,364,070
7.25%, 08/15/33		3,030	3,002,587
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(f)		2,930	1,754,381
Live Nation Entertainment, Inc., 4.75%, 10/15/27(f)		335	332,783
Midcontinent Communications, 8.00%, 08/15/32(f)		1,269	1,307,455
Odeon Finco PLC, 12.75%, 11/01/27(f)		1,503	1,556,734
Security		Par (000)	Value
Media (continued)
Sinclair Television Group, Inc., 8.13%, 02/15/33(f)	USD	3,592	$ 3,686,362
Sirius XM Radio LLC(f)
5.00%, 08/01/27		5,912	5,883,611
4.00%, 07/15/28		381	368,151
Sunrise FinCo I BV, 4.88%, 07/15/31(f)		1,470	1,400,395
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(a)(g)	EUR	109	85,905
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(f)	USD	2,000	1,988,290
Univision Communications, Inc.(f)
8.00%, 08/15/28		3,668	3,800,855
8.50%, 07/31/31		1,877	1,938,269
9.38%, 08/01/32		2,249	2,396,685
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(a)	GBP	100	138,994
Virgin Media Secured Finance PLC(a)
4.25%, 01/15/30		100	124,731
4.13%, 08/15/30		100	122,763
VZ Secured Financing BV(a)
3.50%, 01/15/32	EUR	170	188,302
5.25%, 01/15/33		130	152,620
Ziggo Bond Co. BV, 5.13%, 02/28/30(f)	USD	650	589,170
Ziggo BV, 4.88%, 01/15/30(f)		1,165	1,099,593
			100,970,334
Metals & Mining — 3.6%
Aris Mining Corp., 8.00%, 10/31/29(f)		362	374,217
Arsenal AIC Parent LLC(f)
8.00%, 10/01/30		1,197	1,267,380
11.50%, 10/01/31		4,744	5,268,814
Carpenter Technology Corp., 7.63%, 03/15/30		1,314	1,350,301
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(f)		2,230	2,272,517
Constellium SE(f)
5.63%, 06/15/28		4,620	4,613,060
3.75%, 04/15/29		2,133	2,029,515
6.38%, 08/15/32		1,591	1,626,319
ERO Copper Corp., 6.50%, 02/15/30(f)		1,752	1,741,751
First Quantum Minerals Ltd.(f)
9.38%, 03/01/29		3,448	3,647,294
8.00%, 03/01/33		865	912,917
7.25%, 02/15/34		1,022	1,052,915
Kaiser Aluminum Corp.(f)
4.63%, 03/01/28		5,712	5,648,035
4.50%, 06/01/31		4,136	3,898,306
New Gold, Inc., 6.88%, 04/01/32(f)		2,700	2,828,042
Novelis Corp.(f)
4.75%, 01/30/30		5,807	5,596,003
6.88%, 01/30/30		1,944	2,015,877
3.88%, 08/15/31		4,389	4,001,399
6.38%, 08/15/33		3,681	3,719,046
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR	1,029	1,176,190
Vallourec SACA, 7.50%, 04/15/32(f)	USD	1,440	1,534,270
			56,574,168
Mortgage Real Estate Investment Trusts (REITs)(f) — 0.4%
Arbor Realty SR, Inc., 7.88%, 07/15/30		792	832,740
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		1,284	1,253,519
Starwood Property Trust, Inc.
7.25%, 04/01/29		879	922,990
6.00%, 04/15/30		442	448,718
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc. (continued)
6.50%, 07/01/30	USD	1,079	$ 1,116,056
6.50%, 10/15/30		1,964	2,028,747
			6,602,770
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(f)		672	703,502
Oil, Gas & Consumable Fuels — 9.6%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(f)		1,728	1,802,124
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(f)		1,514	1,559,317
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(f)
9.00%, 11/01/27		963	1,163,448
5.88%, 06/30/29		1,254	1,251,419
6.63%, 07/15/33		930	945,495
Blue Racer Midstream LLC/Blue Racer Finance Corp.(f)
7.00%, 07/15/29		1,140	1,182,103
7.25%, 07/15/32		918	965,428
Buckeye Partners LP
6.88%, 07/01/29(f)		103	106,746
6.75%, 02/01/30(f)		386	400,919
5.85%, 11/15/43		816	761,054
5.60%, 10/15/44		553	502,697
Caturus Energy LLC, 8.50%, 02/15/30(f)		3,430	3,571,208
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP	224	316,511
Chord Energy Corp., 6.75%, 03/15/33(f)	USD	601	608,926
CITGO Petroleum Corp., 8.38%, 01/15/29(f)		2,678	2,782,956
Civitas Resources, Inc.(f)
8.38%, 07/01/28		1,478	1,532,019
8.75%, 07/01/31		649	664,908
CNX Midstream Partners LP, 4.75%, 04/15/30(f)		520	498,647
CNX Resources Corp., 7.25%, 03/01/32(f)		479	496,927
Comstock Resources, Inc.(f)
6.75%, 03/01/29		4,687	4,676,301
5.88%, 01/15/30		59	56,820
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(f)		6,898	6,833,878
Crescent Energy Finance LLC(f)
7.63%, 04/01/32		2,683	2,664,469
7.38%, 01/15/33		2,182	2,124,536
8.38%, 01/15/34		2,084	2,111,504
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(f)		1,599	1,626,017
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(f)		772	818,078
eG Global Finance PLC, 12.00%, 11/30/28(f)		1,943	2,134,106
Enbridge, Inc.(b)
(5-year CMT + 2.97%), 7.20%, 06/27/54		810	858,947
(5-year CMT + 3.12%), 7.38%, 03/15/55		1,104	1,168,021
Energy Transfer LP(b)
(5-year CMT + 2.83%), 7.13%, 10/01/54		1,564	1,618,845
(5-year CMT + 4.02%), 8.00%, 05/15/54		2,594	2,772,005
Series H, (5-year CMT + 5.69%), 6.50%(h)		2,085	2,092,777
Excelerate Energy LP, 8.00%, 05/15/30(f)		1,054	1,121,950
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		559	562,938
7.88%, 05/15/32		1,452	1,514,369
8.00%, 05/15/33		800	836,759
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(f)	USD	685	$ 702,113
Gulfport Energy Operating Corp., 6.75%, 09/01/29(f)		773	793,248
Harvest Midstream I LP, 7.50%, 05/15/32(f)		502	512,796
Hilcorp Energy I LP/Hilcorp Finance Co.(f)
6.25%, 11/01/28		427	428,053
5.75%, 02/01/29		957	942,740
6.00%, 04/15/30		130	127,757
6.25%, 04/15/32		95	91,138
8.38%, 11/01/33		1,756	1,844,288
6.88%, 05/15/34		1,967	1,891,171
7.25%, 02/15/35		712	695,828
Howard Midstream Energy Partners LLC(f)
7.38%, 07/15/32		673	698,591
6.63%, 01/15/34		1,684	1,716,965
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)	EUR	100	118,431
ITT Holdings LLC, 6.50%, 08/01/29(f)	USD	2,641	2,596,458
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(f)		740	759,399
Matador Resources Co., 6.50%, 04/15/32(f)		1,546	1,560,794
Murphy Oil Corp., 5.88%, 12/01/42		141	123,288
Nabors Industries, Inc., 7.38%, 05/15/27(f)		532	540,037
NGL Energy Operating LLC/NGL Energy Finance Corp.(f)
8.13%, 02/15/29		1,410	1,445,698
8.38%, 02/15/32		3,960	4,057,598
Noble Finance II LLC, 8.00%, 04/15/30(f)		1,019	1,054,725
Northern Oil & Gas, Inc.(f)
8.13%, 03/01/28		5,973	6,057,333
10/15/33(c)		2,697	2,686,329
Northriver Midstream Finance LP, 6.75%, 07/15/32(f)		873	892,726
Parkland Corp., 6.63%, 08/15/32(f)		987	1,014,204
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(f)		809	798,741
Permian Resources Operating LLC, 6.25%, 02/01/33(f)		2,436	2,481,444
Prairie Acquiror LP, 9.00%, 08/01/29(f)		984	1,024,447
Sunoco LP(f)
5.63%, 03/15/31		675	670,021
6.25%, 07/01/33		1,313	1,336,427
5.88%, 03/15/34		685	679,069
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(f)
5.50%, 01/15/28		1,497	1,489,384
7.38%, 02/15/29		2,434	2,506,638
6.00%, 12/31/30		66	65,177
6.00%, 09/01/31		522	510,736
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(f)		1,102	1,078,356
TransMontaigne Partners LLC, 8.50%, 06/15/30(f)		305	317,816
Transocean International Ltd.(f)
8.00%, 02/01/27		2,149	2,146,012
8.25%, 05/15/29		803	791,651
8.75%, 02/15/30		374	393,775
8.50%, 05/15/31		861	843,806
7.88%, 10/15/32		1,062	1,062,000
Transocean Titan Financing Ltd., 8.38%, 02/01/28(f)		127	130,222
Valaris Ltd., 8.38%, 04/30/30(f)		2,525	2,620,557
Venture Global LNG, Inc.(f)
9.50%, 02/01/29		9,631	10,613,603
8.38%, 06/01/31		4,772	5,010,458
9.88%, 02/01/32		3,892	4,237,311
Venture Global Plaquemines LNG LLC(f)
7.50%, 05/01/33		2,097	2,317,206

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Plaquemines LNG LLC(f) (continued)
6.50%, 01/15/34	USD	4,883	$ 5,140,126
7.75%, 05/01/35		2,871	3,240,521
6.75%, 01/15/36		5,096	5,412,854
Vital Energy, Inc.
7.75%, 07/31/29(f)		386	382,260
9.75%, 10/15/30		1,236	1,290,456
7.88%, 04/15/32(f)		2,339	2,270,555
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(f)		1,366	1,380,172
Wintershall Dea Finance 2 BV, (5-year EURIBOR ICE Swap + 3.94%), 6.12%(a)(b)(h)	EUR	176	215,931
			152,514,612
Passenger Airlines — 0.5%
American Airlines, Inc., 8.50%, 05/15/29(f)	USD	1,813	1,891,236
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(f)		282	283,581
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(b)	EUR	200	242,293
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(f)	USD	1,875	1,901,760
OneSky Flight LLC, 8.88%, 12/15/29(f)		1,239	1,302,874
United Airlines, Inc., 4.63%, 04/15/29(f)		2,214	2,180,101
			7,801,845
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32(a)	EUR	100	121,513
6.50%, 03/31/32(f)	USD	1,724	1,766,662
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		128	128,858
			2,017,033
Pharmaceuticals — 2.0%
1261229 B.C. Ltd., 10.00%, 04/15/32(f)		18,200	18,655,947
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(f)		964	996,981
Bausch Health Cos., Inc.(f)
4.88%, 06/01/28		265	237,175
11.00%, 09/30/28		6,226	6,475,159
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR	100	120,369
Grifols SA
2.25%, 11/15/27(a)		1,374	1,586,122
4.75%, 10/15/28(f)	USD	200	194,272
7.13%, 05/01/30(a)	EUR	141	174,377
Gruenenthal GmbH, 4.63%, 11/15/31(a)		136	163,025
Nidda Healthcare Holding GmbH(a)
7.00%, 02/21/30		215	263,138
(3-mo. EURIBOR + 3.75%), 5.79%, 10/23/30(b)		100	117,615
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(f)	USD	846	817,357
Rossini SARL(a)
6.75%, 12/31/29	EUR	121	149,872
(3-mo. EURIBOR + 3.88%), 5.88%, 12/31/29(b)		73	86,785
Teva Pharmaceutical Finance Netherlands II BV, 7.88%, 09/15/31		100	140,739
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	674	660,520
6.75%, 03/01/28		800	827,872
6.00%, 12/01/32		695	721,931
			32,389,256
Real Estate Management & Development — 0.6%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(g)	EUR	304	380,567
Security		Par (000)	Value
Real Estate Management & Development (continued)
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(a)	EUR	112	$ 134,521
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(f)	USD	988	999,428
Series AI, 7.00%, 04/15/30		1,009	1,020,908
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(f)		725	791,216
Aroundtown Finance SARL, (5-year UK Government Bond + 4.49%), 8.63%(b)(h)	GBP	215	297,766
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(f)	USD	1,566	1,671,426
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(a)(l)	EUR	88	97,265
Five Point Operating Co. LP, 8.00%, 10/01/30(f)	USD	456	462,736
Grand City Properties SA, (5-year EUR Swap + 2.18%), 1.50%(a)(b)(h)	EUR	100	114,812
Howard Hughes Corp., 4.38%, 02/01/31(f)	USD	2,347	2,200,466
New Immo Holding SA(a)
3.25%, 07/23/27	EUR	200	231,373
5.88%, 04/17/28		100	121,225
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(a)(g)		184	215,186
			8,738,895
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(f)	USD	1,801	1,768,855
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33(f)		416	420,236
Kioxia Holdings Corp., 6.63%, 07/24/33		800	822,424
MKS, Inc., 1.25%, 06/01/30(j)		2,480	2,715,600
ON Semiconductor Corp., 0.50%, 03/01/29(j)		1,259	1,161,643
			5,119,903
Software — 5.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30(f)		15,753	15,624,108
Camelot Finance SA, 4.50%, 11/01/26(f)		87	86,702
Capstone Borrower, Inc., 8.00%, 06/15/30(f)		4,225	4,418,467
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(f)		274	241,464
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(f)		2,127	1,831,464
Cloud Software Group, Inc.(f)
6.50%, 03/31/29		10,725	10,821,743
9.00%, 09/30/29		15,261	15,828,807
8.25%, 06/30/32		8,563	9,083,231
CoreLogic, Inc., 4.50%, 05/01/28(f)		2,658	2,577,203
CoreWeave, Inc., 9.25%, 06/01/30(f)		1,553	1,603,929
Electronic Arts, Inc., 2.95%, 02/15/51		859	744,953
Ellucian Holdings, Inc., 6.50%, 12/01/29(f)		2,529	2,569,257
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(f)		400	386,861
7.88%, 05/01/29(a)	EUR	237	291,156
8.75%, 05/01/29(f)	USD	782	810,509
IPD 3 BV, 5.50%, 06/15/31(a)	EUR	200	238,456
Playtika Holding Corp., 4.25%, 03/15/29(f)	USD	421	386,507
SS&C Technologies, Inc., 6.50%, 06/01/32(f)		3,142	3,248,316
TeamSystem SpA(a)(b)
(3-mo. EURIBOR + 3.25%), 5.19%, 07/01/32	EUR	114	133,990
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
TeamSystem SpA(a)(b) (continued)
(3-mo. EURIBOR + 3.50%), 5.53%, 07/31/31	EUR	113	$ 133,053
UKG, Inc., 6.88%, 02/01/31(f)	USD	15,694	16,193,619
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(f)		5,203	4,931,496
			92,185,291
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30(f)		924	950,660
Afflelou SAS, 6.00%, 07/25/29(a)	EUR	152	186,148
Bubbles Bidco SpA(a)
6.50%, 09/30/31		123	147,908
(3-mo. EURIBOR + 4.25%), 6.25%, 09/30/31(b)		120	141,969
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.15%, 07/15/31(a)(b)		156	184,248
Goldstory SAS, 6.75%, 02/01/30(a)		100	121,908
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/32(f)	USD	906	907,346
Staples, Inc., 10.75%, 09/01/29(f)		915	904,724
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(f)		418	397,723
			3,942,634
Technology Hardware, Storage & Peripherals — 0.1%
Seagate Data Storage Technology Pte Ltd., 5.88%, 07/15/30(f)		1,355	1,378,599
Textiles, Apparel & Luxury Goods — 0.6%
Beach Acquisition Bidco LLC
5.25%, 07/15/32(f)	EUR	2,056	2,474,395
5.25%, 07/15/32(a)		100	120,350
(10.00% PIK), 10.00%, 07/15/33(f)(g)	USD	4,382	4,726,697
Crocs, Inc.(f)
4.25%, 03/15/29		217	207,958
4.13%, 08/15/31		282	258,354
European TopSoho SARL, 4.00%, 09/21/21(a)(e)(i)(j)	EUR	200	190,699
Hanesbrands, Inc., 9.00%, 02/15/31(f)	USD	80	84,671
Levi Strauss & Co., 4.00%, 08/15/30(f)	EUR	665	792,240
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.78%, 07/01/29(a)(b)		200	236,142
			9,091,506
Transportation Infrastructure — 0.0%
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP	206	295,404
Mobico Group PLC(a)
4.88%, 09/26/31	EUR	110	101,663
(5-year UK Government Bond + 4.14%), 4.25%(b)(h)	GBP	154	126,451
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 6.75%, 04/22/30(b)	EUR	193	224,592
			748,110
Wireless Telecommunication Services — 1.3%
Altice France SA
3.38%, 01/15/28(a)		200	201,937
5.13%, 01/15/29(f)	USD	1,981	1,703,660
5.13%, 07/15/29(f)		6,849	5,849,046
5.50%, 10/15/29(f)		1,800	1,556,885
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(f)		4,709	4,831,199
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(a)	GBP	200	256,165
4.25%, 01/31/31(f)	USD	4,972	4,609,868
4.50%, 07/15/31(a)	GBP	201	247,320
4.75%, 07/15/31(f)	USD	1,000	941,246
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Vmed O2 U.K. Financing I PLC (continued)
5.63%, 04/15/32(a)	EUR	100	$ 120,353
7.75%, 04/15/32(f)	USD	400	420,255
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR	239	297,559
			21,035,493
Total Corporate Bonds — 110.8% (Cost: $1,700,216,829)			1,754,616,843
Fixed Rate Loan Interests
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27	USD	14	14,130
IT Services — 0.8%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		8,969	9,020,018
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29		3,043	3,050,182
			12,070,200
Software — 0.8%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		12,701	12,736,286
Total Fixed Rate Loan Interests — 1.6% (Cost: $24,732,548)			24,820,616
Floating Rate Loan Interests(b)
Advertising Agencies — 0.4%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.28%, 08/23/28		4,263	4,266,380
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3- mo. CME Term SOFR + 5.10%), 9.43%, 04/11/29		1,700	1,616,718
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.26%, 02/15/29		451	442,107
			6,325,205
Aerospace & Defense — 0.3%
Atlas CC Acquisition Corp., 2025 Second Out Term Loan C, 05/25/29(m)		89	65,495
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 02/26/32		20	19,656
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.90%, 02/26/32		1,801	1,794,363
Signia Aerospace LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 12/11/31		737	736,639
TransDigm, Inc., 2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 08/19/32		2,362	2,358,977
			4,975,130
Automobile Components — 0.2%
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/28/32		2,217	2,215,580

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.85%), 9.05%, 11/17/28	USD	163	$ 159,212
2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.30%, 11/17/28		1,015	992,072
			3,366,864
Beverages — 0.1%
Sazerac Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 07/09/32		730	734,059
Building Products — 0.5%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 09/08/32		239	238,999
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.41%, 07/08/30		530	518,075
Foundation Building Materials, Inc.
2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.82%, 01/31/28		759	759,480
2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 01/29/31		2,441	2,443,520
2025 Term Loan, (Prime + 4.25%), 11.50%, 01/29/31		354	355,805
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 10/19/29		2,799	2,798,024
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 08/05/31		813	784,915
			7,898,818
Capital Markets — 0.3%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 07/30/31		242	242,571
Gryphon Acquire NewCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.88%, 09/13/32		1,600	1,603,504
Osaic Holdings, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/30/32		1,539	1,537,816
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 10/16/31		702	703,626
			4,087,517
Chemicals — 0.5%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.01%, 11/24/28		443	401,449
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 10/04/29		2,203	2,190,285
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.03%, 07/03/28		1,490	1,341,092
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.16%, 03/29/28		390	390,792
Olympus Water U.S. Holding Corp., 2025 USD Term Loan B, 07/23/32(m)		1,134	1,124,690
Security		Par (000)	Value
Chemicals (continued)
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.64%, 04/08/31	USD	669	$ 614,826
Qnity Electronics, Inc., Term Loan B, 08/12/32(m)		1,680	1,677,900
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 08/19/32		781	782,304
			8,523,338
Commercial Services & Supplies — 0.5%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 08/12/32		648	643,328
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.35%), 7.51%, 08/20/32		2,823	2,832,290
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.95%, 02/23/29		1,755	1,641,178
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%, 3.75% PIK), 10.06%, 07/31/30(g)		477	431,571
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.17%, 02/01/29		801	800,418
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.37%, 12/17/28		827	181,953
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/31		1,879	1,871,901
			8,402,639
Communications Equipment — 0.1%
COMMSCOPE, 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 4.75%), 8.91%, 12/17/29		1,553	1,570,603
Construction & Engineering — 0.3%
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.80%, 08/01/30		4,526	4,091,700
Consumer Discretionary — 0.1%
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 01/31/31		1,464	1,460,794
Jupiter Buyer, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 11/01/31		349	351,618
			1,812,412
Consumer Staples Distribution & Retail — 0.3%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 08/30/32		4,390	4,399,131
Containers & Packaging — 0.1%
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.26%, 10/30/28		2,779	2,271,588
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services — 1.0%
Delta Topco, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.43%, 11/29/30	USD	299	$ 297,224
Frontier Communications Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.65%, 07/01/31		376	375,484
Level 3 Financing, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 03/27/32		5,509	5,509,000
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/16/29		1,667	1,654,827
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/15/30		1,346	1,336,389
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.16%, 06/01/28		414	419,898
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.01%, 10/01/31(d)		597	595,507
Zayo Group Holdings, Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.61%, 03/11/30		5,299	5,206,950
			15,395,279
Electronic Equipment, Instruments & Components — 0.2%
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 12/02/31		1,554	1,555,076
Pinnacle Buyer LLC
Delayed Draw Term Loan, 0.00%, 09/10/32		126	125,931
Term Loan, 09/10/32(m)		654	654,839
			2,335,846
Energy Equipment & Services — 0.0%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.66%, 07/31/31		362	358,559
Financial Services(m) — 0.1%
ION Platform Finance U.S., Inc., USD Term Loan, 09/30/32(d)		1,652	1,637,545
Orion U.S. Finco, Inc., 1st Lien Term Loan, 05/20/32		454	456,270
			2,093,815
Food Products — 0.0%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/25/27		72	72,618
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.17%, 09/29/28		1,050	1,049,247
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 01/15/31		2,359	2,356,707
			3,405,954
Health Care Providers & Services — 0.4%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 05/19/31		1,717	1,712,518
Security		Par (000)	Value
Health Care Providers & Services (continued)
LifePoint Health, Inc. (continued)
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 05/19/31	USD	752	$ 748,250
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60%), 10.60%, 01/28/28		1,638	1,171,480
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 09/27/30		2,935	2,933,564
			6,565,812
Hotels, Restaurants & Leisure — 0.1%
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 03/24/32		854	853,580
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 11/01/29		532	510,941
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		120	113,225
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		39	37,253
2022 Term Loan B, (1-mo. CME Term SOFR + 4.35%), 8.51%, 06/30/28		18	16,363
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(d)		318	299,431
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(d)		167	156,930
			1,987,723
Household Durables — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 01/20/32		469	468,727
Springs Windows Fashions LLC, 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.66%, 12/19/29		201	201,427
			670,154
Insurance — 0.4%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.94%, 02/15/31		1,086	1,079,771
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30		922	915,491
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 04/18/30		167	166,986
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 07/02/31		199	199,250
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 05/06/32		3,327	3,383,799
			5,745,297
Interactive Media & Services — 0.1%
MH Sub I LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.25%, 05/03/28		1,754	1,684,813

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services — 0.1%
Proofpoint, Inc., 2025 Fungible Term Loan, 08/31/28(m)	USD	288	$ 288,752
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.91%, 03/15/30		1,856	1,836,193
			2,124,945
IT Services — 0.4%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 09/29/31		208	207,910
Finastra USA, Inc.
2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 07/30/32		4,095	4,075,999
2025 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 7.00%), 11.04%, 09/15/33		886	879,798
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.25%, 06/27/31		577	578,230
			5,741,937
Leisure Products — 0.1%
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.70%, 07/22/30		903	902,304
Machinery — 0.4%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.16%, 12/21/29		468	475,274
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.75%, 02/15/29		6,176	6,187,705
			6,662,979
Media — 0.8%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 01/31/32		773	764,973
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 8.75%, 04/15/27		2,240	2,165,664
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.65%, 01/18/28		3,046	3,024,147
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 02/17/31		3,401	3,320,792
Gray Television, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR + 3.11%), 7.39%, 12/01/28		700	699,506
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.53%, 06/04/29		5	4,826
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.16%, 06/25/31		62	61,439
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%, 1.50% PIK), 9.28%, 09/25/29(g)		2,044	1,645,836
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.51%, 01/31/29		200	199,808
			11,886,991
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.1%
Stakeholder Midstream LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31	USD	1,333	$ 1,334,326
Personal Care Products — 0.0%
ACP Tara Holdings, Inc., 2025 Term Loan B, 09/17/32(d)(m)		476	476,000
Pharmaceuticals — 0.3%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 08/01/32		2,049	2,045,578
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.16%, 04/23/31		1,037	1,038,277
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.10%, 10/01/27		1,773	1,742,362
			4,826,217
Real Estate Management & Development — 0.2%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.78%, 06/04/29		1,107	1,098,576
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 06/02/28		2,442	2,439,126
			3,537,702
Software — 1.2%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.50%, 02/23/32		787	804,129
Ascend Learning LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 12/11/28		192	192,045
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/29		3,731	3,721,316
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.95%, 07/30/32		1,053	1,024,042
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.20%, 07/30/31		1,810	1,805,752
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 07/06/29		369	318,007
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 03/21/31		3,119	3,129,764
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 08/13/32		811	813,097
Cloudera, Inc., 2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 10/08/29		1,314	1,196,176
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/09/29		231	231,275
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.91%, 11/22/32		3,414	3,485,114
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 06/17/31	USD	897	$ 895,339
RealPage, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.75%, 04/24/28		785	787,018
			18,403,074
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.83%, 05/25/29		727	413,978
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.57%, 05/25/29		104	59,273
			473,251
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.31%, 09/12/32		889	892,707
Wireless Telecommunication Services — 0.3%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 08/15/28(d)		1,552	1,497,892
Digicel International Finance Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.49%, 08/06/32		1,555	1,553,056
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, 03/29/32(m)		794	794,000
Windstream Services, LLC, 2025 Term Loan B, 09/24/32(d)(m)		1,157	1,145,430
			4,990,378
Total Floating Rate Loan Interests — 10.2% (Cost: $161,711,927)			161,027,685

	Shares
Investment Companies
Fixed Income Funds — 1.1%
iShares Broad USD High Yield Corporate Bond ETF(n)(o)	488,154	18,442,458
Total Investment Companies — 1.1% (Cost: $17,754,161)		18,442,458

		Par (000)
Preferred Securities
Capital Trusts — 6.2%(b)
Automobiles(a)(h) — 0.0%
Volkswagen International Finance NV
5.49%	EUR	100	121,189
5.99%		100	121,839
			243,028
Banks(h) — 1.9%
Bank of America Corp.
6.25%	USD	2,625	2,658,538
Security		Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
6.63%	USD	6,140	$ 6,388,602
Barclays PLC
4.38%		2,490	2,388,736
7.63%		1,000	1,059,684
8.00%		400	423,419
9.63%		3,745	4,251,556
BPER Banca SpA, 6.50%(a)	EUR	200	245,694
CaixaBank SA, 7.50%(a)		200	261,321
Citigroup, Inc.
6.88%, 12/31/99	USD	1,020	1,051,168
Series CC, 7.13%		3,685	3,807,058
Series DD, 7.00%		860	913,449
Series EE, 6.75%		2,126	2,158,456
Series FF, 6.95%		856	879,118
NatWest Group PLC, 8.13%		1,115	1,255,217
PNC Financial Services Group, Inc., Series W, 6.25%		644	660,809
Wells Fargo & Co., 6.85%		876	920,580
			29,323,405
Building Products — 0.0%
Nationwide Building Society, 7.50%(a)(h)	GBP	235	324,010
Diversified Telecommunication Services(a)(h) — 0.0%
Telefonica Europe BV
6.14%	EUR	200	253,306
6.75%		100	131,098
			384,404
Electric Utilities — 0.3%
AES Corp., 7.60%, 01/15/55	USD	1,441	1,492,668
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55		482	511,259
Dominion Energy, Inc., 6.63%, 05/15/55		335	346,701
Duke Energy Corp., 6.45%, 09/01/54		916	967,551
EDP SA, 4.75%, 05/29/54(a)	EUR	100	121,485
Electricite de France SA, (a)(c)(h)		100	116,525
NextEra Energy Capital Holdings, Inc., 6.38%, 08/15/55	USD	1,275	1,323,910
			4,880,099
Financial Services — 1.7%
Apollo Global Management, Inc., 6.00%, 12/15/54		1,767	1,755,347
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54		1,200	1,225,979
Brookfield Finance, Inc., 6.30%, 01/15/55		2,930	2,905,001
Corebridge Financial, Inc., 6.38%, 09/15/54		1,221	1,253,233
Credit Agricole SA, 5.88%(a)(h)	EUR	100	119,277
Deutsche Bank AG(a)(h)
7.13%		200	247,725
7.38%		200	253,069
Goldman Sachs Group, Inc., 6.85%(h)	USD	1,950	2,025,520
Societe Generale SA, 8.13%(f)(h)		482	504,901
UBS Group AG(f)(h)
6.60%		1,355	1,362,251
6.85%		775	799,167
7.00%		3,660	3,738,639
7.13%		1,615	1,661,764
7.75%		2,535	2,735,797
Series NC10, 9.25%		2,519	2,999,794
Series NC5, 9.25%		2,275	2,505,944
			26,093,408
Independent Power and Renewable Electricity Producers(f)(h) — 0.5%
NRG Energy, Inc., 10.25%		2,614	2,850,217
Vistra Corp., 7.00%		4,073	4,135,194
			6,985,411

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance — 0.0%
NN Group NV, 5.75%(a)(h)	EUR	200	$ 237,914
Internet Software & Services — 0.0%
Rakuten Group, Inc., 8.13%(f)(h)	USD	505	524,945
Metals & Mining — 0.0%
Prysmian SpA, 5.25%(a)(h)	EUR	150	183,705
Multi-Utilities — 0.1%
AltaGas Ltd., 7.20%, 10/15/54(f)	USD	1,135	1,174,059
Centrica PLC, 6.50%, 05/21/55(a)	GBP	100	137,684
			1,311,743
Oil, Gas & Consumable Fuels — 1.6%
Energy Transfer LP, Series G, 7.13%(h)	USD	1,280	1,322,620
Eni SpA, 4.50%(a)(h)	EUR	100	119,866
Sunoco LP, 7.88%(f)(h)	USD	8,323	8,453,754
Var Energi ASA, 7.86%, 11/15/83(a)	EUR	100	130,184
Venture Global LNG, Inc., 9.00%(f)(h)	USD	15,887	15,745,282
			25,771,706
Passenger Airlines — 0.0%
Air France-KLM, 5.75%(a)(h)	EUR	100	119,803
Pharmaceuticals(a) — 0.0%
Bayer AG
Series NC5, 6.63%, 09/25/83		100	125,220
Series NC8, 7.00%, 09/25/83		100	128,725
			253,945
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63%(a)(h)		375	423,707
Specialty Retail — 0.0%
Unibail-Rodamco-Westfield SE, 4.75%(a)(h)		200	238,510
Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(a)(h)		100	113,002
Utilities(a) — 0.1%
Electricite de France SA(h)
3.00%		200	230,781
3.38%		200	225,121
5.13%		200	242,311
6.00%	GBP	100	134,902
Enel SpA, 4.25%(h)	EUR	125	148,919
Orsted A/S, 2.50%, 12/31/99	GBP	100	100,889
Veolia Environnement SA, 4.32%(h)	EUR	100	117,638
			1,200,561
			98,613,306

	Shares
Preferred Stocks — 0.7%
Aerospace & Defense — 0.1%
Boeing Co.(e)(j)	23,397	1,627,729
Financial Services — 0.1%
Shift4 Payments, Inc.(e)(j)	6,896	654,224
Insurance — 0.4%
Alliant Cali, Inc., (Acquired 09/25/24, Cost: $5,947,430), 12/31/79(d)(p)	6,038	6,374,679
Security	Shares	Value
IT Services(d)(e) — 0.0%
Veritas Kapital Assurance PLC
Series G	374	$ 8,508
Series G-1	258	5,870
		14,378
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc.(e)(j)	32,100	1,894,863
		10,565,873
Total Preferred Securities — 6.9% (Cost: $104,524,356)		109,179,179
Total Long-Term Investments — 131.7% (Cost: $2,026,419,615)		2,086,342,517
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(n)(q)	4,779,728	4,779,728
Total Short-Term Securities — 0.3% (Cost: $4,779,728)		4,779,728
Total Investments — 132.0% (Cost: $2,031,199,343)		2,091,122,245
Liabilities in Excess of Other Assets — (32.0)%		(507,306,360)
Net Assets — 100.0%		$ 1,583,815,885

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Perpetual security with no stated maturity date.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Trust.
(o)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(p)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $6,374,679, representing 0.4% of its net assets as of period end, and an original cost of $5,947,430.

(q)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ —	$ 4,779,728 (a)	$ —	$ —	$ —	$ 4,779,728	4,779,728	$ 44,788	$ —
iShares Broad USD High Yield Corporate Bond ETF	32,859,136	—	(14,863,087)	(58,113)	504,522	18,442,458	488,154	994,260	—
				$ (58,113)	$ 504,522	$ 23,222,186		$ 1,039,048	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Long Bond	5	12/19/25	$ 583	$ (1,726)
Ultra U.S. Treasury Bond	7	12/19/25	841	(4,167)
				$ (5,893)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,092,133	EUR	1,771,000	Deutsche Bank AG	12/17/25	$ 3,772
USD	62,484,377	EUR	52,841,000	Morgan Stanley & Co. International PLC	12/17/25	174,332
USD	40,113	EUR	34,000	UBS AG	12/17/25	20
USD	290,645	GBP	214,492	Morgan Stanley & Co. International PLC	12/17/25	2,146
USD	6,448,610	GBP	4,755,000	Morgan Stanley & Co. International PLC	12/17/25	52,966
						233,236
USD	192,117	EUR	164,000	Deutsche Bank AG	12/17/25	(1,271)
USD	292,681	EUR	249,000	Deutsche Bank AG	12/17/25	(939)
USD	1,727,518	EUR	1,466,062	Morgan Stanley & Co. International PLC	12/17/25	(1,261)
USD	274,179	EUR	233,000	State Street Bank and Trust Co.	12/17/25	(574)
						(4,045)
						$ 229,191
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	B	USD	30,003	$ 2,358,276	$ 2,282,560	$ 75,716

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	70	$ 865	$ 1,284	$ (419)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	125	10,475	11,120	(645)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC	EUR	35	2,320	(3,361)	5,681
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	21	1,395	(1,915)	3,310
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	60	3,920	(5,383)	9,303
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC	EUR	17	1,138	(1,599)	2,737
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC	EUR	36	2,380	(3,526)	5,906
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC	EUR	26	1,726	(2,475)	4,201
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB-	EUR	80	10,134	8,050	2,084
Faurecia SE	5.00	Quarterly	Goldman Sachs International	06/20/29	BB-	EUR	59	7,474	5,227	2,247
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	109	17,886	13,126	4,760
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	140	22,973	17,938	5,035
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	Goldman Sachs International	12/20/29	B	EUR	76	12,471	11,991	480
Zegona Finance PLC	5.00	Quarterly	BNP Paribas SA	06/20/30	BB	EUR	32	5,803	5,353	450
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	32	5,759	4,201	1,558
Virgin Media Finance PLC	5.00	Quarterly	Goldman Sachs International	12/20/30	B-	EUR	30	2,809	2,914	(105)
								$ 109,528	$ 62,945	$ 46,583

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.24%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	693	$ 42,844	$ (3,598)	$ 46,442
1-day SOFR, 4.24%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/26	USD	631	27,116	(5,939)	33,055
1-day SOFR, 4.24%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/26	USD	904	40,476	(9,378)	49,854
1-day SOFR, 4.24%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	693	44,769	(3,514)	48,283
1-day SOFR, 4.24%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	693	41,335	(3,684)	45,019
1-day SOFR, 4.24%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	1,875	49,473	(17,649)	67,122
1-day SOFR, 4.24%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	3,750	95,468	(35,747)	131,215
1-day SOFR, 4.24%	Quarterly	Markit iBoxx $ Liquid High Yield Index		Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	3,272	39,981	(29,711)	69,692
1-day SOFR, 4.24%	Quarterly	Markit iBoxx $ Liquid High Yield Index		Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	4,576	30,848	(42,679)	73,527
1-day SOFR, 4.24%	Quarterly	Markit iBoxx $ Liquid High Yield Index		Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	2,290	8,858	(22,478)	31,336
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps (continued)
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.24%	Quarterly	Markit iBoxx $ Liquid High Yield Index		Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	262	$ 1,635	$ (2,606)	$ 4,241
1-day SOFR, 4.24%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index		Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	19,659	82,238	(183,355)	265,593
									$ 505,041	$ (360,338)	$ 865,379
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,309,387	$ —	$ 2,309,387
Common Stocks
Electrical Equipment	—	—	—	—
Energy Equipment & Services	1,510	—	—	1,510
Health Care Providers & Services	—	14,581	—	14,581
Hotels, Restaurants & Leisure	1,081,953	—	—	1,081,953
Metals & Mining	2,372,586	—	—	2,372,586
Oil, Gas & Consumable Fuels	8,667,552	—	—	8,667,552
Real Estate Management & Development	—	—	1	1
Semiconductors & Semiconductor Equipment	3	—	—	3
Specialized REITs	3,808,163	—	—	3,808,163
Corporate Bonds
Advertising Agencies	—	37,420,878	—	37,420,878
Aerospace & Defense	—	54,532,098	—	54,532,098
Air Freight & Logistics	—	1,716,209	—	1,716,209
Automobile Components	—	26,484,568	—	26,484,568
Automobiles	—	30,454,366	—	30,454,366
Banks	—	8,733,598	—	8,733,598
Building Materials	—	53,266,008	—	53,266,008
Building Products	—	15,319,878	—	15,319,878
Capital Markets	—	25,200,687	—	25,200,687

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Chemicals	$ —	$ 52,774,123	$ —	$ 52,774,123
Commercial Services & Supplies	—	89,633,482	—	89,633,482
Communications Equipment	—	5,224,274	—	5,224,274
Construction & Engineering	—	8,828,065	—	8,828,065
Consumer Discretionary	—	13,594,561	—	13,594,561
Consumer Finance	11,083	40,287,388	—	40,298,471
Consumer Staples Distribution & Retail	—	7,796,206	—	7,796,206
Containers & Packaging	—	60,783,991	3,530,880	64,314,871
Distributors	—	3,818,969	—	3,818,969
Diversified Consumer Services	—	63,710	—	63,710
Diversified REITs	—	20,756,754	—	20,756,754
Diversified Telecommunication Services	—	102,782,289	—	102,782,289
Electric Utilities	—	18,844,902	—	18,844,902
Electronic Equipment, Instruments & Components	—	4,557,037	—	4,557,037
Energy Equipment & Services	—	24,929,890	—	24,929,890
Entertainment	—	4,592,632	—	4,592,632
Environmental, Maintenance & Security Service	—	14,075,951	—	14,075,951
Financial Services	—	49,224,185	—	49,224,185
Food Products	—	18,788,763	—	18,788,763
Ground Transportation	—	1,175,840	—	1,175,840
Health Care Equipment & Supplies	—	9,192,607	—	9,192,607
Health Care Providers & Services	—	62,661,950	—	62,661,950
Health Care REITs	—	7,758,858	—	7,758,858
Hotel & Resort REITs	—	21,933,089	—	21,933,089
Hotels, Restaurants & Leisure	—	108,560,965	—	108,560,965
Household Durables	—	20,081,355	—	20,081,355
Independent Power and Renewable Electricity Producers	—	31,275,566	—	31,275,566
Industrial Conglomerates	—	2,891,236	—	2,891,236
Insurance	—	121,191,715	—	121,191,715
Interactive Media & Services	—	5,386,746	—	5,386,746
Internet Software & Services	—	16,574,202	—	16,574,202
IT Services	—	22,685,104	—	22,685,104
Leisure Products	—	516,987	—	516,987
Machinery	—	21,120,392	—	21,120,392
Media	—	100,970,334	—	100,970,334
Metals & Mining	—	56,574,168	—	56,574,168
Mortgage Real Estate Investment Trusts (REITs)	—	6,602,770	—	6,602,770
Multi-Utilities	—	703,502	—	703,502
Oil, Gas & Consumable Fuels	—	152,514,612	—	152,514,612
Passenger Airlines	—	7,801,845	—	7,801,845
Personal Care Products	—	2,017,033	—	2,017,033
Pharmaceuticals	—	32,389,256	—	32,389,256
Real Estate Management & Development	—	8,738,895	—	8,738,895
Retail REITs	—	1,768,855	—	1,768,855
Semiconductors & Semiconductor Equipment	—	5,119,903	—	5,119,903
Software	—	92,185,291	—	92,185,291
Specialty Retail	—	3,942,634	—	3,942,634
Technology Hardware, Storage & Peripherals	—	1,378,599	—	1,378,599
Textiles, Apparel & Luxury Goods	—	9,091,506	—	9,091,506
Transportation Infrastructure	—	748,110	—	748,110
Wireless Telecommunication Services	—	21,035,493	—	21,035,493
Fixed Rate Loan Interests	—	24,820,616	—	24,820,616
Floating Rate Loan Interests	—	155,218,950	5,808,735	161,027,685
Investment Companies	18,442,458	—	—	18,442,458
Preferred Securities
Capital Trusts	—	98,613,306	—	98,613,306
Preferred Stocks	4,176,816	—	6,389,057	10,565,873
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 4,779,728	$ —	$ —	$ 4,779,728
Unfunded Floating Rate Loan Interests(a)	—	5,017	—	5,017
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(441)	—	(441)
	$43,341,852	$2,032,056,296	$15,728,673	$2,091,126,821
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 123,468	$ —	$ 123,468
Foreign Currency Exchange Contracts	—	233,236	—	233,236
Interest Rate Contracts	—	865,379	—	865,379
Liabilities
Credit Contracts	—	(1,169)	—	(1,169)
Foreign Currency Exchange Contracts	—	(4,045)	—	(4,045)
Interest Rate Contracts	(5,893)	—	—	(5,893)
	$(5,893)	$1,216,869	$—	$1,210,976

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $504,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ 1	$ 56,972	$ 14,380,073	$ 7,404,381	$ 16,440,550	$ 30	$ 38,282,007
Transfers into Level 3	—	2,770,200	—	556,793	—	—	3,326,993
Transfers out of Level 3	—	(56,972)	(12,882)	(10,248,016)	—	—	(10,317,870)
Other(a)	—	—	(8,992,000)	8,992,000	—	—	—
Accrued discounts/premiums	—	120,188	4,357	20,520	—	—	145,065
Net realized gain (loss)	—	—	39,137	(131,395)	(1,397,111)	—	(1,489,369)
Net change in unrealized appreciation (depreciation)(b)	—	69,492	51,659	(113,133)	1,134,899	(30)	1,142,887
Purchases	—	571,000	470,588	5,067,855	—	—	6,109,443
Sales	—	—	(5,940,932)	(5,740,270)	(9,789,281)	—	(21,470,483)
Closing balance, as of September 30, 2025	$ 1	$ 3,530,880	$ —	$ 5,808,735	$ 6,389,057	$ —	$ 15,728,673
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(b)	$ —	$ 69,492	$ —	$ 17,777	$ 404,895	$ —	$ 492,164

(a)	Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation
EUR	Euro
GBP	British Pound
Currency Abbreviation (continued)
USD	United States Dollar

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Corporate High Yield Fund, Inc. (HYT)

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
Consolidated Schedule of Investments